UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: March 31, 2013"
Check here if Amendment [   ]; Amendment Number: 1

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"              Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     April 26, 2013"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      31


"Form 13F Information Table Value Total:      $120,526"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ABBOTT LABORATORIES             COM                 002824100       2168.825    61405 SH      SOLE                  0      0   61405
ABBVIE INC                      COM                 00287y109       2512.864    61620 SH      SOLE                  0      0   61620
ACCURAY INC                     COM                 004397105        257.984    55600 SH      SOLE                  0      0   55600
AMERICAN INTL GROUP NEW         COM NEW             026874784       6339.151   163296 SH      SOLE                  0      0  163296
APPLE INC                       COM                 037833100       2024.284     4573 SH      SOLE                  0      0    4573
BANK OF AMERICA CORP            COM                 060505104       3960.707   325181 SH      SOLE                  0      0  325181
BERKSHIRE HATHAWAY B NEW        CL B NEW            084670702       12066.46   115801 SH      SOLE                  0      0  115801
C V S CAREMARK CORP             COM                 126650100       2260.089    41100 SH      SOLE                  0      0   41100
CHEVRON CORPORATION             COM                 166764100       3400.272    28617 SH      SOLE                  0      0   28617
CISCO SYSTEMS INC               COM                 17275r102       4316.769   206593 SH      SOLE                  0      0  206593
CORNING INC                     COM                 219350105       4256.402   319310 SH      SOLE                  0      0  319310
FORTRESS INVT GP LLC CL A       CL A                34958b106        210.688    32920 SH      SOLE                  0      0   32920
GENERAL GROWTH PPTYS NEW        COM                 370023103       3171.854   159550 SH      SOLE                  0      0  159550
GOOGLE INC CLASS A              CL A                38259p508       5028.004     6331 SH      SOLE                  0      0    6331
HARRIS CORPORATION              COM                 413875105       5280.443   113950 SH      SOLE                  0      0  113950
HARTFORD FINL SVCS GRP          COM                 416515104       5547.774   215030 SH      SOLE                  0      0  215030
HOWARD HUGHES CORP              COM                 44267d107       4151.947    49540 SH      SOLE                  0      0   49540
ISHRS TR BRCLYS BD 1-3 YR       BARCLYS 1-3YR CR    464288646       2008.426    19030 SH      SOLE                  0      0   19030
ISHRS TR BRCLYS BD INTER        BARCLYS INTER CR    464288638       671.2856     6040 SH      SOLE                  0      0    6040
LEUCADIA NATIONAL CORP          COM                 527288104       4586.022   167190 SH      SOLE                  0      0  167190
LINKEDIN CORP                   COM CL A            53578a108       302.8232     1720 SH      SOLE                  0      0    1720
MARKEL CORP HOLDING CO          COM                 570535104        4540.06     9017 SH      SOLE                  0      0    9017
MEDTRONIC INC                   COM                 585055106       3324.298    70790 SH      SOLE                  0      0   70790
MICROSOFT CORP                  COM                 594918104       5303.538   185406 SH      SOLE                  0      0  185406
SOLAR SENIOR CAPITAL            COM                 83416m105        442.848    23065 SH      SOLE                  0      0   23065
SPDR GOLD TRUST GLD SH          GOLD SHS            78463v107       5575.286    36093 SH      SOLE                  0      0   36093
STAPLES INC                     COM                 855030102       2050.979   152830 SH      SOLE                  0      0  152830
SUPERIOR ENERGY SERVICES        COM                 868157108       2582.587    99445 SH      SOLE                  0      0   99445
VODAFONE GRP NEW SPON ADR       SPONS ADR NEW       92857w209       5738.021   202043 SH      SOLE                  0      0  202043
WSDMTREE EMRG MKTS EQ INC       EMERG MKTS ETF      97717w315       9279.262   168530 SH      SOLE                  0      0  168530
YAHOO INC                       COM                 984332106       7166.463   304580 SH      SOLE                  0      0  304580

